FAIR VALUE MEASUREMENTS (Q3) (Tables)	9 Months Ended
Sep. 30, 2020
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
In accordance with the provisions of ASC Topic 820 –
September 30, 2020
(dollars in millions)	Total		Level 1	Level 2	Level 3
Recurring fair value measurement:
Money market mutual funds	$38	1	$—	$38	$—
Derivative assets	$15	2	$—	$15	$—
Derivative liabilities	$(33)	3	$—	$(33)	$—

[1] Included in Cash and cash equivalents on the accompanying Unaudited Condensed Consolidated Balance Sheet
[2] Included in Other assets, current on the accompanying Unaudited Condensed Consolidated Balance Sheet
[3] Included in Accrued liabilities on the accompanying Unaudited Condensed Consolidated Balance Sheet

The following table provides the carrying amounts and fair values of financial instruments that are not recorded at fair value in our Unaudited Condensed Consolidated Balance Sheet:
	September 30, 2020		December 31, 2019
(dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Current and long-term debt (excluding finance leases)	$11,969	$12,531	$313	$313

The following tables provide the valuation hierarchy classification of assets and liabilities that are not carried at fair value in our Unaudited Condensed Consolidated Balance Sheet:

September 30, 2020
(dollars in millions)	Total	Level 1	Level 2	Level 3
Current and long-term debt (excluding finance leases)	$12,531	$10,478	$—	$2,053

December 31, 2019
(dollars in millions)	Total	Level 1	Level 2	Level 3
Current and long-term debt (excluding finance leases)	$313	$—	$—	$313

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents changes during the nine months ended September 30, 2020 and 2019 in Level 3 liabilities not measured at fair value on a recurring basis:

	For the Nine Months Ended September 30,
(dollars in millions)	2020	2019
Fair value as of January 1	$313	$291
Issuances, including interest on project financing obligations	1,865	118
Settlements	(125)	(98)
Fair value as of September 30	$2,053	$311